Shareholder Report, Average Annual Return (Details) B983880_Direxion Daily Transportation Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Transportation Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Transportation Bull 3X Shares NAV
Average Annual Return, Percent	(13.01%)	10.13%	3.20%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.08%
S&P Transportation Select Industry FMC Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index
Average Annual Return, Percent	5.94%	10.17%	9.11%